Income Tax - Schedule of Income Tax Recorded in Income (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax - Schedule of Income Tax Recorded in Income (Details) [Line Items]
Loss before income tax	R$ (28,074)	R$ (34,101)	R$ (244,304)	R$ (112,430)	R$ (73,864)
Income tax credit at the combined rate of 34%			83,063	38,226	25,114
Adjustments for the demonstration of the effective rate:
Non-deductible expenses			385	(34)	(112)
Presumed income tax calculation effect				(200)	(4,230)
Unrecognized tax loss carryforwards and temporary differences			(97,273)	(44,790)	(28,745)
Deferred tax liability expenses from identifiable assets acquired of businesses			5,072	5,635	3,956
Research and development tax benefit			3,247
Other			1,948	(613)	182
Income tax recorded in the income for the year	(5,129)	(2,154)	(3,558)	(1,776)	(3,835)
Current tax			(9,751)	(5,769)	(7,791)
Deferred tax	R$ 2,227	R$ 2,361	R$ 6,193	R$ 3,993	R$ 3,956
Effective tax rate	18.26%	6.32%	1.46%	1.58%	5.19%
Previously Stated [Member]
Income Tax - Schedule of Income Tax Recorded in Income (Details) [Line Items]
Loss before income tax			R$ (244,304)	R$ (112,430)	R$ (73,864)